Document and Entity Information	6 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Sino-Global Shipping America, Ltd.
Entity Central Index Key	0001422892
Trading Symbol	SINO
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Dec. 31, 2017